Interests in associates and joint ventures - Key assumptions in value in use calculation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.25%	3.00%
Discount rate	8.53%	9.00%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.97%
Risk-weighted assets as a percentage of total assets in the long term	62.00%	62.00%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Proportion of ownership interest in associate	19.03%
Fair value	$ 11,096	$ 8,812
Investments in associates reported in separate financial statements	$ 22,126	$ 21,210
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	5000.00%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	7.70%	7.90%
Expected credit losses as a percentage of customer advances in the short to medium term	0.78%	0.80%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.00%	62.00%
Loans and advances to customer growth rate	9.00%	9.00%
Operating income ratio	(0.40%)	(0.40%)
Cost-income ratio	35.50%	35.50%
Effective tax rate in the short to medium-term	6.30%	5.30%
Recoverable amount of asset or cash-generating unit	$ 14,100	$ 13,100
Fair value over five years	$ 6,800
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	9.40%	9.70%
Expected credit losses as a percentage of customer advances in the short to medium term	0.97%	0.97%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.50%	63.70%
Loans and advances to customer growth rate	10.00%	10.00%
Operating income ratio	9.30%	9.70%
Cost-income ratio	39.80%	39.80%
Effective tax rate in the short to medium-term	15.00%	15.00%
Recoverable amount of asset or cash-generating unit	$ 31,100	$ 28,800
Fair value over five years	$ 11,100
Saudi Awwal Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate	31.00%
Fair value	$ 6,469	6,438
Investments in associates reported in separate financial statements	$ 4,823	$ 4,659